LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
LOANS AND BORROWINGS
LOANS AND BORROWINGS
This note provides information about the contractual terms of the Company's interest-bearing loans and borrowings, which are measured at amortized cost.
Carrying value, terms and conditions, and debt maturity schedule

				Carrying value
($ millions)	Authorized at December 31, 2017	Nominal interest rate	Year of maturity	December 31, 2017	December 31, 2016
Operating facility(1)	20	prime + 0.45 or BA(2) / LIBOR + 1.45	2018(3)
Revolving unsecured credit facility(1)	2,500	prime + 0.45 or BA(2) / LIBOR + 1.45	2020	1,778	353
Senior unsecured notes – series C	200	5.58	2021	199	199
Senior unsecured notes – series D	267	5.91	2019	266	266
Alberta Ethane Gathering System LP senior notes	73	5.565	2020	77
Senior unsecured medium-term notes series 1	250	4.89	2021	249	249
Senior unsecured medium-term notes series 2	450	3.77	2022	449	449
Senior unsecured medium-term notes series 3	450	4.75	2043	446	446
Senior unsecured medium-term notes series 4	600	4.81	2044	596	596
Senior unsecured medium-term notes series 5	450	3.54	2025	448	448
Senior unsecured medium-term notes series 6	500	4.24	2027	498	497
Senior unsecured medium-term notes series 7	500	3.71	2026	497	497
Senior unsecured medium-term notes series 8	650	2.99	2024	645
Senior unsecured medium-term notes series 9	550	4.74	2047	541
Senior unsecured medium-term notes 1A	150	4.00	2018	152
Senior unsecured medium-term notes 3A	50	5.05	2022	52
Senior unsecured medium-term notes 4A	200	3.06	2019	207
Senior unsecured medium-term notes 5A	350	3.43	2021	354
Finance lease liabilities and other				9	8
Total interest bearing liabilities	8,210			7,463	4,008
Less current portion				(163)	(6)
Total non-current				7,300	4,002

(1)	The nominal interest rate is based on the Company's credit rating at December 31, 2017.

(2)	Bankers' Acceptance.

(3)	Operating facility expected to be renewed on an annual basis.
On January 20, 2017, Pembina closed an offering of $300 million of senior unsecured Series 8 medium-term notes (the "Series 8 Notes"). The Series 8 Notes have a fixed coupon of 2.99 percent per annum, paid semi-annually, and mature on January 22, 2024. Simultaneously, Pembina closed an offering of $300 million of senior unsecured Series 9 medium-term notes (the "Series 9 Notes"). The Series 9 Notes have a fixed coupon of 4.74 percent percent per annum, paid semi-annually, and mature on January 21, 2047.
On August 16, 2017, Pembina closed an offering of $600 million of senior unsecured medium-term notes. The offering was conducted in two tranches consisting of $350 million principal amount through the re-opening of Pembina's Series 8 Notes and $250 million through the re-opening of Pembina's Series 9 Notes.

In conjunction with the closing of the Acquisition on October 2, 2017, Pembina and Veresen undertook an amalgamation under the Alberta Business Corporations Act. As a result, Pembina assumed all obligations related to the senior unsecured medium-term notes 1A, 3A, 4A and 5A, and, indirectly, the Alberta Ethane Gathering System L.P. senior notes.
All facilities are governed by specific debt covenants which Pembina was in compliance with at December 31, 2017 (December 31, 2016: in compliance).
For more information about the Company's exposure to interest rate, foreign currency and liquidity risk, see financial instruments and financial risk management Note 24.